Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net	[1]	¥ (11,654)	¥ (422,998)
Equity in earnings of equity method investees—net		(165,487)	(140,014)
Interest income on Loans, including fees		(1,322,361)	(1,236,933)
Other non-interest income		(73,729)	(63,078)
Other non-interest expenses		(156,424)	(118,198)
Total before tax		(838,492)	(695,767)
Income tax expense		221,171	143,212
Net of tax		(617,321)	(552,555)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(39,391)	(18,258)
Income tax expense		12,389	5,888
Net of tax		(27,002)	(12,370)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		196	(18)
Total before tax		(45,354)	(14,494)
Income tax expense		13,370	4,626
Net of tax		(31,984)	(9,868)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale debt Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net		(45,550)	(14,476)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net		159	829
Total before tax		159	829
Income tax expense		(49)	(253)
Net of tax		110	576
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		2	(81)
Total before tax		5,843	735
Income tax expense		(1,527)	(214)
Net of tax		4,316	521
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		4,408	816
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Foreign Exchange Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange losses—net		1,433
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		2,169	(2,643)
Income tax expense		(500)	878
Net of tax		1,669	(1,765)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[2]	8,073	4,452
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Prior service cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[2]	(2,882)	(3,095)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Loss (gain) on settlements and curtailment, and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[2]	(3,022)	(4,000)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(4,976)	(2,686)
Other non-interest expenses		2,768	1
Total before tax		(2,208)	(2,685)
Income tax expense		1,095	851
Net of tax		¥ (1,113)	¥ (1,834)

[1]	The following credit losses are included in Investment securities gains—net: Decline in fair value by ¥81 million and ¥582 million; Other comprehensive income—net by ¥4 million and ¥79 million; Total credit losses by ¥85 million and ¥661 million, for the six months ended September 30, 2018 and 2019, respectively.
[2]	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.